Prepayments, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments, Other Receivables and Other Current Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets

Prepayments, other receivables and other current assets consisted of the following:

	As of June 30,
	2025	2024
	$	$
Prepayments	351,231	501,558
Deposits	122,699	126,364
Other receivables	119,269	82,485
Prepaid tax	105,483	264,727
VAT receivables	692,613	265,505
	1,391,295	1,240,639